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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Vanguard Investments Australia, Ltd.
Freshwater Place, Level 34
2 Southbank Blvd.
Southbank VIC 3006
Victoria, Australia

Form 13F File Number: 028-14986

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Glenn Reed
Director 100 Vanguard Blvd.
610-669-8989 Malvern, PA 19355

BY /S/ Glenn Reed DATE 02/01/2013
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Report Type

[ ] 13F HOLDINGS REPORT

[ X ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

028-06408 The Vanguard Group, Inc.
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